RELATED PARTY TRANSACTIONS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Related Party Costs
The following table summarizes the related party costs incurred by the Company for the three months ended March 31, 2021.

Three months ended March 31, 2021
Affiliate Payments
Management fees	$451,675
Less other fees earned	(237,743)
Incentive fees earned	662,730
General and administrative expenses reimbursable to Manager	365,567
Total	$1,242,229

The following table summarizes the related party costs incurred by the Company for the period from July 31, 2020 (commencement of operations) to December 31, 2020 and amounts payable to the Company’s Manager as of December 31, 2020.

	Incurred for the period from July 31, 2020 to December 31, 2020	Payable as of December 31, 2020
Affiliate Payments
Management fees	$623,361	$222,127
Less other fees earned and paid to the Manager	(259,167)	—
General and administrative expenses reimbursed to Manager	671,605	506,171
Total	$1,035,799	$728,298